Segment Information - Reconciliation of Operating Income of Segments to Total Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	$ 1,323	$ 1,203	$ 1,400
Impairment, restructuring charges and other related closure costs	(11)	(5)	(21)
Gain on sale of non-current assets	14	7	8
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	1,496	1,307	1,466
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	(173)	(104)	(66)
Impairment, restructuring charges and other related closure costs	(11)	(5)	(21)
Unused capacity charges	(153)	(65)	(1)
Other unallocated manufacturing results	(8)	(25)	2
Gain on sale of non-current assets	11	6	1
Strategic and other research and development programs and other non-allocated provisions	$ (12)	$ (15)	$ (47)